Property and equipment, net - Components of property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property and equipment, net
Property and equipment	$ 71,953	$ 63,076
Less: accumulated depreciation	(38,220)	(35,063)
Less: impairment	(1,337)	(1,308)
Property and equipment, net	32,396	26,705
Machinery and electronic equipment
Property and equipment, net
Property and equipment	52,389	50,915
Transportation vehicles
Property and equipment, net
Property and equipment	913	786
Office and other equipment
Property and equipment, net
Property and equipment	2,028	2,033
Leasehold improvements
Property and equipment, net
Property and equipment	9,567	8,922
Construction in progress
Property and equipment, net
Property and equipment	$ 7,056	$ 420